Property, Plant, and Equipment - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Useful Lives of Property, Plant, and Equipment
Additions (other than those from business combinations)	€ 810	€ 1,129
Property, plant, and equipment	4,276	4,934
Land and Buildings
Useful Lives of Property, Plant, and Equipment
Additions (other than those from business combinations)	58	46
Property, plant, and equipment	1,430	1,585
Land and Buildings Leased
Useful Lives of Property, Plant, and Equipment
Additions (other than those from business combinations)	102	399
Property, plant, and equipment	1,320	1,758
Other Property, Plant and Equipment
Useful Lives of Property, Plant, and Equipment
Additions (other than those from business combinations)	470	567
Property, plant, and equipment	1,309	1,406
Other Property, Plant and Equipment Leased
Useful Lives of Property, Plant, and Equipment
Additions (other than those from business combinations)	82	30
Property, plant, and equipment	55	43
Advance Payments and Construction in Progress
Useful Lives of Property, Plant, and Equipment
Additions (other than those from business combinations)	98	87
Property, plant, and equipment	€ 162	€ 142